Loss per share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Loss per share [Abstract]
Schedule of loss per share
	SIX MONTHS ENDED
	June 30,	June 30,
	2022	2021
Loss attributable to owners of the Company	(7,306,318)	(6,754,579)
Weighted average number of shares outstanding	774,898	622,741
Basic and diluted loss per share	(9.43)	(10.85)

	December 31, 2021	December 31, 2020	December 31, 2019
Loss attributable to owners of the Company	(17,390,166)	(8,200,165)	(6,631,901)
Weighted average number of shares outstanding	13,246,281	6,014,146	2,909,056
Basic and diluted loss per share	(1.31)	(1.36)	(2.28)